Employee benefit plans - Changes in Other Comprehensive Income (Loss) (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Pension Benefits | Domestic
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	$ 12
Recognition of prior years’ net (loss)	(53)
Prior service cost arising during the period	0
Recognition of prior years’ service credit	0
Total recognized in other comprehensive (income) loss (before tax effects)	(41)
Pension Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	118
Recognition of prior years’ net (loss)	(2)
Prior service cost arising during the period	1
Recognition of prior years’ service credit	0
Total recognized in other comprehensive (income) loss (before tax effects)	117
Healthcare Benefits | Domestic
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	(10)
Recognition of prior years’ net (loss)	(4)
Prior service cost arising during the period	0
Recognition of prior years’ service credit	7
Total recognized in other comprehensive (income) loss (before tax effects)	(7)
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	1
Recognition of prior years’ net (loss)	0
Prior service cost arising during the period	0
Recognition of prior years’ service credit	0
Total recognized in other comprehensive (income) loss (before tax effects)	$ 1